Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 502	$ 720
Cash	696	514
Cash, cash equivalents and restricted cash equivalents	$ 1,198	$ 1,234	$ 2,948